Assets pledged and collateral (Tables)	12 Months Ended
Dec. 31, 2023
Assets pledged and collateral
Assets pledged
end of	2023		2022
CHF million
Total assets pledged or assigned as collateral	105,835	[1]	63,111
of which encumbered	8,430		25,445
1 Includes Swiss mortgages pledged to SNB in connection with the Emergency Liquidity Assistance (ELA) facility.

Fair value of collateral received with the right to sell or repledge	Collateral
end of	2023	2022
CHF million
Fair value of collateral received with the right to sell or repledge	74,354	150,198
of which sold or repledged	23,374	75,819

Schedule of Other Assets Pledged and Collateral
Other information
end of	2023	2022
CHF million
Swiss National Bank required minimum liquidity reserves	2,041	2,258
Other restricted cash, securities and receivables [1]	424	812
1
Includes cash, securities and receivables recorded on the Bank’s consolidated balance sheets and restricted under Swiss or foreign regulations for financial institutions; excludes restricted cash, securities and receivables held on behalf of clients which are not recorded on the Bank’s consolidated balance sheet.